Filed under Rule 497(k)

Registration No. 002-83631

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2013,

as supplemented to date

Global Strategy Fund.

Effective May 1, 2014, in the Fund Summary, in the Investment Adviser section, the chart is supplemented with respect to Franklin Advisers, Inc. to insert the following information for one new portfolio manager as follows:

Name	Portfolio Manager of the Fund Since	Title
Christine Zhu	2014	Portfolio Manager

Please retain this supplement for future reference.

Date: May 12, 2014